Intangible assets, airport concessions and goodwill - Net: - CGU with a significant amount of goodwill (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Colombia (Airplan)
Disclosure by geographical areas:
Discount rate	6.92%	9.66%
Operating costs and expenses annual average	3.00%	5.25%
Departing passenger growth rate		6.70%
Passenger growth rate in the recovery period of each CGU.	52.16%
Recovery period (years)	3 years
Average growth rate of passengers in the period
After the recovery of passengers for each CGU	4.90%
Hierarchy level of the fair value of the recoverable value of the CGU	3
Puerto Rico (Aerostar)
Disclosure by geographical areas:
Discount rate	9.54%	9.60%
Operating costs and expenses annual average	3.00%	4.45%
Departing passenger growth rate		2.50%
Passenger growth rate in the recovery period of each CGU.	19.37%
Recovery period (years)	5 years
Average growth rate of passengers in the period
After the recovery of passengers for each CGU	1.70%
Hierarchy level of the fair value of the recoverable value of the CGU	3
Mexico
Disclosure by geographical areas:
Discount rate	12.20%
Operating costs and expenses annual average	3.00%
Passenger growth rate in the recovery period of each CGU.	34.80%
Recovery period (years)	5 years
Average growth rate of passengers in the period
After the recovery of passengers for each CGU	2.30%
Hierarchy level of the fair value of the recoverable value of the CGU	3